Long-term financial investments - Narrative (Details) € in Thousands, £ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended						37 Months Ended	41 Months Ended
	Jun. 30, 2022 USD ($)	May 31, 2024 shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Aug. 31, 2021 GBP (£)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2022 EUR (€)
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (14,788)			$ (12,897)
Equity-accounted investments								8,238			13,901				$ 8,238
Forsee Power
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (12,699)			(3,501)
Proportion of ownership interest in joint venture						9.80%		7.30%	7.30%	7.30%
Forsee Power | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								$ 2,270			14,969				2,270
Wisdom Motor
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (2,200)			(4,900)
Proportion of ownership interest in joint venture	7.20%			7.20%				6.70%	6.70%	6.70%
Equity-accounted investments	$ 10,000			$ 10,000
Contributions (Proceeds)											1,000
Wisdom Motor | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								$ 1,900			4,100				1,900
Quantron AG
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (4,401)			(4,237)
Proportion of ownership interest in joint venture		3.00%	1.90%					3.00%	3.00%	3.00%
Equity-accounted investments			$ 5,183														€ 5,000
Contributions (Proceeds)								$ 3,304		£ 3,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares		1,000						793	793	793
Quantron AG | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								$ 0			4,400				0
HyCap Fund
Disclosure of joint ventures [line items]
Contributions (Proceeds)							£ 15,755			£ 15,754					20,314
HyCap Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								23,987			12,801				23,987
Contributions (Proceeds)								5,084			214
HyCap Fund | Initial Contribution
Disclosure of joint ventures [line items]
Contributions (Proceeds)								6,102		£ 4,768	4,624		£ 3,771
CleanH2 Fund
Disclosure of joint ventures [line items]
Contributions (Proceeds)					$ 10,475				€ 9,663					€ 9,663
CleanH2 Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								9,043			4,075				9,043
CleanH2 Fund | Initial Contribution
Disclosure of joint ventures [line items]
Contributions (Proceeds)								5,328	€ 4,962		3,983	€ 3,705
Hydrogen Funds
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								(360)			(473)
Templewater
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (212)			0
Proportion of ownership interest in joint venture								2.00%	2.00%	2.00%
Equity-accounted investments								$ 315			0				$ 315
Contributions (Proceeds)								$ 527			$ 0
Commitments in relation to joint ventures																$ 1,000